FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial Instruments at Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Investments in publicly traded companies	$ 0	$ 1,200
Investments in private companies	118	53
Derivative financial assets	(538)	1,136	$ 895
Total financial assets	769	2,803
Long-term debt	40,855	31,733	18,688
Total financial liabilities	42,044	32,147
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(571)	988
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	48	54	36
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(470)	916	1,110
Cash flow hedges | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		0
Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		94	$ (19)
Fair value (Level 1) | Fair value
Disclosure of detailed information about financial instruments [line items]
Investments in publicly traded companies	0	1,200
Investments in private companies	0	0
Total financial assets	0	1,200
Long-term debt	0	0
Total financial liabilities	0	0
Fair value (Level 1) | Fair value | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Fair value (Level 1) | Fair value | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Fair value (Level 1) | Fair value | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Fair value (Level 1) | Fair value | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Fair value (Level 2) | Fair value
Disclosure of detailed information about financial instruments [line items]
Investments in publicly traded companies	0	0
Investments in private companies	0	0
Total financial assets	651	1,550
Long-term debt	39,001	29,355
Total financial liabilities	40,190	29,769
Fair value (Level 2) | Fair value | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	72
Derivative financial liabilities	101	0
Fair value (Level 2) | Fair value | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	48	54
Fair value (Level 2) | Fair value | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	599	1,330
Derivative financial liabilities	1,069	414
Fair value (Level 2) | Fair value | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	4	94
Derivative financial liabilities	19	0
Fair value (Level 3) | Fair value
Disclosure of detailed information about financial instruments [line items]
Investments in publicly traded companies	0	0
Investments in private companies	118	53
Total financial assets	118	53
Long-term debt	0	0
Total financial liabilities	0	0
Fair value (Level 3) | Fair value | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Fair value (Level 3) | Fair value | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Fair value (Level 3) | Fair value | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Fair value (Level 3) | Fair value | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Before Offset Amount
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	651	1,550
Before Offset Amount | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	72
Derivative financial liabilities	101	0
Before Offset Amount | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	48	54
Before Offset Amount | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	599	1,330
Derivative financial liabilities	1,069	414
Before Offset Amount | Cash flow hedges | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		0
Before Offset Amount | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	4	94
Derivative financial liabilities	$ 19	$ 0